UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05922

                              Papp Stock Fund, Inc.
               (Exact name of registrant as specified in charter)

                        6225 North 24th Street, Suite 150
                                Phoenix, AZ 85016
               (Address of principal executive offices) (Zip Code)

Julie A. Hein                                  Stacy H. Winick
Papp Stock Fund, Inc.                          Bell, Boyd & Lloyd PLLC
6225 North 24th Street, Suite 150              1615 L Street, N.W., Suite 1200
Phoenix, AZ 85016                              Washington, DC  20036
                    (Name and address of agents for service)

Registrant's telephone number, including area code: (800) 421-4004

Date of fiscal year end: December 31

Date of reporting period: June 30, 2003

ITEM 1. REPORTS TO SHAREHOLDERS.



[ILLUSTRATION OF MAN SITTING IN CHAIR]










                              PAPP STOCK FUND, INC.
                                 A No-Load Fund

                               SEMI-ANNUAL REPORT
                                  June 30, 2003







                                                Managed by:
                                                L. Roy Papp & Associates, LLP
                                                6225 North 24th Street
                                                Suite 150
                                                Phoenix, AZ  85016
                                                (602)956-1115 Local
                                                (800)421-4004
                                                E-mail: invest@roypapp.com
                                                        --------------
                                                Web: http://www.roypapp.com
                                                     ----------------------

                              PAPP STOCK FUND, INC.

Dear Fellow Shareholder

We are really pleased to be able to report some progress in the securities markets. Fortunately, the war with Iraq has been short, and the damage and loss of life has been far less severe than many had feared. Much work still needs to be done in Iraq and there will undoubtedly be additional losses. Since the rapid conclusion of the war, the U.S. securities markets have seen a good recovery.

During the first half of the year, the U.S. economy has continued to grow, but only at a relatively slow pace. Businesses continued to postpone practically any expenditure they could. Layoffs have continued, but the rate of layoffs seems to be declining a little bit. We continue to believe the events leading up to the war with Iraq, and the war itself, put the U.S. economy in a paralysis mode. Fortunately, we are seeing gradual signs of improvement.

We are pleased that the Federal Reserve has cut interest rates and kept money supply levels high. From a financial perspective, the tax cuts should also help the economy. As confidence and demand picks up, businesses should gradually resume spending and hiring. Most companies continue to report earnings in line with, or slightly better than, expectations. While few companies are seeing strong growth, most indicate that their businesses have at least stabilized and some are expressing cautious optimism. We expect to see continued improvement in this trend.

We believe most of the companies that we own in the Fund are operating in line with, or a little bit ahead of, analysts expectations. A few have experienced some temporary disappointments. Fortunately, we believe these are short-term in nature and that their core businesses and long-term strategies remain solid.

For the six months ended June 30, 2003, our Fund produced a total return of 9.3%, as compared to the Standard and Poor's 500 Index, which was up 11.8%. As of July 22, 2003, the Fund was up 13.7% year-to-date, and the Standard and Poor's 500 is up 13.4%.

     Best regards,

     /s/ L. Roy Papp

     L. Roy Papp, Chairman

-------------------------------------------------
I am sad to report that our beloved friend, long
time partner, and officer of our Fund, Bob
Mueller, passed away on July 22, 2003. We
mourn his loss.
-------------------------------------------------

The Fund's average annual total return for the one, five, and ten year periods ended June 30, 2003 and since inception is -2.10%, -2.74%, 8.25% and 9.62%, as compared to 0.25%, -1.61, 10.04% and 10.39% for the Standard & Poor's 500 Stock Index over the same period. Performance shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not predictive of future performance. The investment return and principal value of an investment in the Fund will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. This Fund's performance is measured against that of the Standard & Poor's 500 Stock Index, an unmanaged, market-weighted index that includes stocks of 500 of the largest U.S. companies. Because the Fund invests primarily in common stocks, your investment is subject to certain risks. In the short-term, stock prices may fluctuate widely in response to company, market or economic news. The Fund does not pursue income, and is not, alone or together with the other Papp Funds, a balanced investment plan. You can lose money by investing in the Fund.


                              PAPP STOCK FUND, INC.
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2003
                                   (Unaudited)

                                                                                    Number                Fair
                             Common Stocks                                         of Shares              Value
---------------------------------------------------------------------------      --------------      -------------
FINANCIAL SERVICES (19.2%)
 General Electric Company
  (Diversified financial and industrial company)                                   104,000           $ 2,982,720
 Northern Trust Corporation
  (Bank specializing in trust services)                                             46,500             1,943,235
 State Street Corporation
  (Provider of U.S. and global securities custodial services)                      136,000             5,358,400
                                                                                                     -------------
                                                                                                      10,284,355
                                                                                                     -------------
SPECIALTY RETAILING (10.8%)
 Walgreen Company
  (Retail drug store chain)                                                         66,500             2,001,650
 Wal-Mart Stores, Inc.
  (Discount retailer)                                                               71,000             3,810,570
                                                                                                     -------------
                                                                                                       5,812,220
                                                                                                     -------------
MEDICAL PRODUCTS (10.6%)
 Medtronic, Inc.
  (Manufacturer of implantable biomedical devices)                                 118,000             5,660,460
                                                                                                     -------------

SOFTWARE (10.1%)
 Microsoft Corporation
  (Personal computer software)                                                     210,000             5,378,100
                                                                                                     -------------
SEMICONDUCTORS & EQUIPMENT (9.8%)
 Applied Materials, Inc.*
  (Developer, manufacturer, and marketer
  of semiconductor manufacturing systems)                                           56,600               897,676
 Intel Corporation
  (Manufacturer of microprocessors, microcontrollers,
  and memory chips)                                                                150,000             3,117,600
 Linear Technology Corporation
  (Designer of high performance analog semiconductors)                              37,700             1,214,317
                                                                                                     -------------
                                                                                                       5,229,593
                                                                                                     -------------
PHARMACEUTICAL (9.7%)
 Merck & Company, Inc.
  (Prescription pharmaceuticals)                                                    81,500             4,934,825
 Wyeth
  (Prescription pharmaceuticals)                                                     5,500               250,525
                                                                                                     -------------
                                                                                                       5,185,350
                                                                                                     -------------
INVESTMENT MANAGEMENT (9.0%)
 T. Rowe Price Associates, Inc.
  (No-load mutual fund company)                                                    128,000             4,832,000
                                                                                                     -------------
The description provided in parentheses of the investment is unaudited.
    *Non-income producing security
        The accompanying notes are an integral part of this financial statement.

                                       3





                         PAPP STOCK FUND, INC.
                   SCHEDULE OF PORTFOLIO INVESTMENTS
                             JUNE 30, 2003
                              (Unaudited)

                                                                                    Number                Fair
                       Common Stocks (continued)                                   of Shares             Value
---------------------------------------------------------------------------      --------------      -------------
CONSUMER PRODUCTS (6.1%)
 Clorox Company
  (Manufacturer of bleach and other consumer products)                              77,000            $ 3,284,050
                                                                                                     -------------

FINANCIAL PROCESSING (5.1%)
 Automatic Data Processing, Inc.
  (Provider of computing and data processing services)                               9,500                321,670
 First Data Corporation
  (Provider of credit card processing and money transfer services)                  58,000              2,403,520
                                                                                                     -------------
                                                                                                        2,725,190
                                                                                                     -------------

INDUSTRIAL SERVICES (2.9%)
 Omnicom Group, Inc.
  (Worldwide advertising agencies)                                                  22,000              1,577,400
                                                                                                     -------------

COMPUTER EQUIPMENT (1.9%)
 EMC Corporation*
  (Manufacturer of enterprise computer storage systems)                             10,000                104,700
 Hewlett-Packard Company
  (Manufacturer of printers, computers, and supplies)                               44,000                937,200
                                                                                                     -------------
                                                                                                        1,041,900


ELECTRONIC EQUIPMENT (1.6%)
 Molex, Inc.
  (Supplier of interconnection products)                                            37,000                857,623
                                                                                                     -------------

BIOTECHNOLOGY (0.8%)
 Techne Corporation*
  (Producer of biotechnology products)                                              15,000                455,100
                                                                                                     -------------

FOOD PROCESSING (0.7%)
 Sysco Corporation
  (Distributor of food and related poroducts
   to the foodservice industry)                                                     12,500                375,500
                                                                                                     -------------

TRANSPORTATION & SHIPPING (0.7%)
 United Parcel Service
  (Provider of package delivery and logistics services)                              5,500                350,350
                                                                                                     -------------

TOTAL COMMON STOCKS - 99.0%  (COST $22,865,124)                                                        53,049,191
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.0%                                                            514,041
                                                                                                     -------------
NET ASSETS - 100%                                                                                     $53,563,232
                                                                                                     =============

The description provided in parentheses of the investment is unaudited.
     * Non-income producingh security
        The accompanying notes are an integral part of this financial statement.



                                        PAPP STOCK FUND, INC.
                                 STATEMENT OF ASSETS AND LIABILITIES
                                          JUNE 30, 2003
                                            (Unaudited)


                           ASSETS
Investment in securities, at fair value (cost $22,865,124) (Note 1)                      $ 53,049,191
Cash                                                                                          446,424
Dividends and interest receivable                                                             115,946
                                                                                         -------------
            Total assets                                                                   53,611,561
                                                                                         -------------

                        LIABILITIES

Accrued expenses                                                                               48,329
                                                                                         -------------
                 Net Assets                                                              $ 53,563,232
                                                                                         =============

                   ANALYSIS OF NET ASSETS


Paid-in capital                                                                          $ 22,468,493
Accumulated undistributed net realized gain on investments sold                               910,672
Net unrealized appreciation on investments                                                 30,184,067
                                                                                         -------------
            Net assets applicable to Fund shares outstanding                             $ 53,563,232
                                                                                         =============


Fund shares outstanding                                                                     2,054,167
                                                                                         =============


Net Asset Value Per Share                                                                $      26.08
   (Based on 2,054,167 shares outstanding at June 30, 2003)                              =============


         The accompanying notes are an integral part of this financial statement.

                                       5




                                      PAPP STOCK FUND, INC.
                                      STATEMENT OF OPERATIONS
                              FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                            (Unaudited)

INVESTMENT INCOME:
   Dividends                                                                                $ 315,492
   Interest                                                                                     2,022
                                                                                         -------------
          Total investment income                                                             317,514
                                                                                         -------------
EXPENSES:
   Management fee (Note 3)                                                                    255,243
   Legal fees                                                                                  18,497
   Filing fees                                                                                 16,561
   Auditing fees                                                                                7,952
   Printing and postage fees                                                                    4,149
   Custodial fees                                                                               3,472
   Directors' attendance fees                                                                   3,200
   Transfer agent fees (Note 3)                                                                 1,985
   Other fees                                                                                   7,994
                                                                                         -------------

          Total expenses                                                                      319,053
                                                                                         -------------

     Net investment loss                                                                       (1,539)
                                                                                         -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Proceeds from sales of securities                                                        5,093,710
   Cost of securities sold                                                                  4,067,240
                                                                                         -------------
          Net realized gain on investments sold                                             1,026,470

   Net change in unrealized appreciation on investments                                     3,520,097
                                                                                         -------------

   Net realized and unrealized gain on investments                                          4,546,567
                                                                                         -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $ 4,545,028
                                                                                         =============

    The accompanying notes are an integral part of this financial statement.



                                        PAPP STOCK FUND, INC.
                                STATEMENTS OF CHANGES IN NET ASSETS
                            FOR THE SIX MONTHS ENDED JUNE 30, 2003 AND
                                   THE YEAR ENDED DECEMBER 31, 2002
                                              (Unaudited)

                                                                                    2003                     2002
                                                                                ------------            -------------
FROM OPERATIONS:
   Net investment loss                                                          $    (1,539)            $    (25,749)
   Net realized gain/(loss) on investments sold                                   1,026,470                 (115,799)
   Net change in unrealized appreciation on investments                           3,520,097              (17,345,367)
                                                                                ------------            -------------
         Increase/(decrease) in net assets resulting from operations              4,545,028              (17,486,915)
                                                                                ------------            -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold                                        -                        -
                                                                                ------------            -------------
         Decrease in net assets resulting from
           distributions to shareholders                                                  -                        -
                                                                                ------------            -------------
FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                   1,043,398                2,532,841
   Net asset value of shares issued to shareholders in
        reinvestment of net realized gain on investment securities sold                   -                        -
   Payments for redemption of shares                                             (4,553,420)              (7,732,984)
                                                                                ------------            -------------
        Decrease in net assets resulting
           from shareholder transactions                                         (3,510,022)              (5,200,143)
                                                                                ------------            -------------

Total increase/(decrease) in net assets                                           1,035,006              (22,687,058)

Net assets at beginning of the period                                            52,528,226               75,215,284
                                                                                ------------            -------------

Net assets at end of the period                                                 $53,563,232              $52,528,226
                                                                                ============            =============

      The accompanying notes are an integral part of these financial statements.

                              PAPP STOCK FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2003
                                   (UNAUDITED)

(1)       SIGNIFICANT ACCOUNTING POLICIES:

Papp Stock Fund, Inc., (the Fund) was incorporated on September 15, 1989, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on November 29, 1989. The Fund invests for the long-term in high quality common stocks. For the most part, the companies in which the Fund invests occupy a dominant position in their industry and are purchased at prices which, in the opinion of the Fund's management, do not reflect their superior long-term growth of earnings and dividends.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

At December 31, 2002, the capital loss carry forward for U.S. Federal income tax purposes is $115,799. This amount was incurred during 2002 and, as such, will expire December 31, 2010. The Fund may offset future capital gains with this capital loss carry forward.

During the year ended December 31, 2002, the Fund's accumulated net investment losses that are not available deductions for tax purposes of $1,269,994 were reclassified to paid in capital.

(2)      DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

During the year ended December 31, 2002, the Fund designated as a capital gain distribution a portion of earnings and profits.

There were no significant differences between the book basis and tax basis of distributions for the year ended December 31, 2002.

(3)      TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $1,985 and $8,301 in 2003 and 2002, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $800 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)      PURCHASES AND SALES OF SECURITIES:

For the six months ended June 30, 2003, purchase and sale transactions excluding short-term investments, were $1,516,670 and $5,093,710, respectively.

(5)      CAPITAL SHARE TRANSACTIONS:

At June 30, 2003, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                            Proceeds              Shares
                                      --------------------   -----------------
   Six Months ended June 30, 2003
   Shares issued                             $ 1,043,397              42,923
   Distributions reinvested                            -                   -
   Shares redeemed                            (4,553,419)           (189,783)
                                      --------------------   -----------------
     Net decrease                            $(3,510,022)           (146,860)
                                      ====================   =================

   Year ended December 31, 2002
   Shares issued                             $  2,532,841             89,993
   Shares redeemed                             (7,732,984)          (284,566)
                                      --------------------   -----------------
     Net decrease                            $ (5,200,143)          (194,573)
                                      ====================   =================


(6)      UNREALIZED APPRECIATION:

The U.S. Federal income tax basis of the Fund's investments at June 30, 2003, was $22,865,124, and net unrealized appreciation for U.S. Federal income tax purposes was $30,184,067, with gross unrealized gains on investments in which fair value exceeded cost totaled $30,233,182 and gross unrealized losses on investments in which cost exceeded fair value totaled $49,115.

 (7)     SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the years indicated, divided by the average number of shares outstanding during the years. The ratios are calculated using the revenues and expenses for the years, divided by the average of the daily net assets of the Fund.

                                           Six Months
                                              Ended                 Year Ended December 31,
                                         June 30, 2003        2002           2001          2000            1999            1998
                                        ---------------  ------------  -------------  --------------  -------------  -------------
Net asset value, beginning of year      $      23.87     $    31.40     $    37.09    $    42.20     $     37.36    $     29.78
Income from operations:
   Net investment loss                             -          (0.06)         (0.11)        (0.13)          (0.15)         (0.09)
   Net realized and unrealized
     (loss)/gain on investments                 2.21          (7.47)         (4.58)        (2.22)           5.75           8.13
                                        -------------    -----------    -----------   -----------    ------------   ------------

         Total from operations                  2.21          (7.53)         (4.69)        (2.35)           5.60           8.04

Less distributions from:
   Net realized gains                              -              -          (1.00)        (2.76)          (0.76)         (0.46)
                                        -------------    -----------   ------------   -----------    ------------    -----------

         Total distributions                       -              -          (1.00)        (2.76)          (0.76)         (0.46)
                                        -------------    -----------    -----------   -----------    ------------   ------------
Net asset value, end of period          $      26.08     $     23.87    $     31.40   $     37.09    $      42.20   $      37.36
                                        =============    ===========    ===========   ===========    ============   ============
         Total return                           9.26%        -23.98%        -12.69%        -6.02%          14.99%         26.99%
                                        =============    ===========    ===========  ============    ============   ============
Ratios/Supplemental Data:
   Net assets, end of period            $ 53,563,232     $52,528,226    $75,215,284   $98,472,509    $105,101,464   $ 98,608,333
   Expenses to average net assets              1.25%*          1.14%          1.11%         1.09%           1.09%          1.10%
   Investment income to
      average net assets                       1.23%*          1.10%          0.91%         0.71%           0.71%          0.82%
   Portfolio turnover rate                     2.98%*          3.55%          4.92%        13.33%           6.60%          9.74%

*Annualized

                                       11

                                    PAPP STOCK FUND, INC.

                                        DIRECTORS

                 James K. Ballinger                    Harry A. Papp
                 Amy S. Clague                         L. Roy Papp
                 Julie A. Hein                         Rosellen C. Papp
                 Robert L. Mueller

                                         OFFICERS

                 Chairman - L. Roy Papp                President - Harry A. Papp

                                      VICE PRESIDENTS

                 Russell A. Biehl                      Julie A. Hein
                 Victoria S. Cavallero                 Robert L. Mueller
                 Jane E. Couperus                      Rosellen C. Papp
                 Jeffrey N. Edwards                    John L. Stull
                 T. Kent Hardaway

                          SECRETARY - Robert L. Mueller
                          TREASURER - Rosellen C. Papp
                       ASSISTANT TREASURER - Julie A. Hein

                               INVESTMENT ADVISER
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                            Telephone: (602) 956-1115
                           E-mail: invest@roypapp.com
                           Web: http://www.roypapp.com

                                    CUSTODIAN
                                  Compass Bank
                          7335 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258

                     SHAREHOLDER SERVICES AND TRANSFER AGENT
                          L. Roy Papp & Associates, LLP
                        6225 North 24th Street, Suite 150
                             Phoenix, Arizona 85016
                    Telephone: (602) 956-1115, (800) 421-4004

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             Deloitte & Touche, LLP
                       2901 N. Central Avenue, Suite 1200
                                Phoenix, AZ 85012

                                  LEGAL COUNSEL
                             Bell, Boyd & Lloyd LLC
                             70 West Madison Street
                             Chicago, Illinois 60602

This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied or preceded by a currently effective prospectus of the Fund. No sales charge to the shareholder or to the new investor is made in offering the shares of the Fund.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. [Reserved]


ITEM 6. [Reserved]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [Reserved]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)        Not applicable.

(b)  (1)   Certifications pursuant to Rule 30a-2 under the Investment Company
           Act of 1940 (17 CFR 270.30a-2), attached hereto as Exhibits (b)(1)(i and (b)(1)(ii)

     (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)(2)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Papp Stock Fund, Inc.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President (Principal Executive Officer)
Date:    August 12, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Harry A. Papp
         Harry A. Papp
         President
         (Principal Executive Officer)
Date:    August 12, 2003

By:      /s/Rosellen C. Papp
         Rosellen C. Papp
         Vice President and Treasurer
         (Principal Financial Officer)
Date:    August 12, 2003